UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒   Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

               March 25, 2021            to            December 31, 2021

Date of Report (Date of earliest event reported)    February 4, 2022

Commission File Number of securitizer:    021-386133

Central Index Key Number of securitizer:     0001837693

JOSH FRIEMAN, (415) 986-2415
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

INFORMATION TO BE INCLUDED IN THE REPORT

PART 1: REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Prime Finance Short Duration VII, Inc., as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities sponsored by it and outstanding during the reporting period in the commercial mortgage asset class, including asset-backed securities issued or sold by the following affiliated entities: (i) PFP 2021-7, Ltd. (CIK: 0001846763), (ii) PFP 2021-7, LLC (0001846987), (iii) PFP 2021-7 Depositor, LLC (no Central Index Key Number) and (iv) Prime Finance Short Duration Holding Company VII, LLC (no Central Index Key Number).

On March 25, 2021, the above-named affiliated entities entered into transaction agreements containing a covenant to repurchase. There is no activity to report for the previous calendar year ending December 31, 2021 pursuant to Rule 15Ga-1(c)(2)(ii).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Prime finance SHORT DURATION VII, inc.
(Securitizer)

	By:	/s/ Jon Brayshaw
		Name:	Jon W. Brayshaw
		Title:	Vice President and Secretary

Date: February 4, 2022

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